SUPPLEMENT DATED SEPTEMBER 1, 2021 TO
THE CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSES
OF CERTAIN SERIES OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING NAME CHANGE

This Supplement updates certain information contained in the current Summary Prospectus and Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding each of those funds listed below (each, a “Fund”, together, the "Funds"), each, a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective September 1, 2021 (the "Effective Date"), VanEck Vectors® ETF Trust will be re-named VanEck® ETF Trust. On the Effective Date, all references to VanEck Vectors® ETF Trust in each Summary Prospectus and Prospectus will be replaced with VanEck® ETF Trust.

In addition, on the Effective Date, certain funds in the Trust, which are separate series of the Trust, will be re-named as follows. Each Fund's investment objective and principal investment strategies will remain the same.

Current Fund Name	New Fund Name
VanEck Vectors Africa Index ETF	VanEck Africa Index ETF
VanEck Vectors Agribusiness ETF	VanEck Agribusiness ETF
VanEck Vectors Biotech ETF	VanEck Biotech ETF
VanEck Vectors Brazil Small-Cap ETF	VanEck Brazil Small-Cap ETF
VanEck Vectors China Growth Leaders ETF	VanEck China Growth Leaders ETF
VanEck Vectors Digital Transformation ETF	VanEck Digital Transformation ETF
VanEck Vectors Egypt Index ETF	VanEck Egypt Index ETF
VanEck Vectors Energy Income ETF	VanEck Energy Income ETF
VanEck Vectors Environmental Services ETF	VanEck Environmental Services ETF
VanEck Vectors Gaming ETF	VanEck Gaming ETF
VanEck Vectors Gold Miners ETF	VanEck Gold Miners ETF
VanEck Vectors India Growth Leaders ETF	VanEck India Growth Leaders ETF
VanEck Vectors Indonesia Index ETF	VanEck Indonesia Index ETF
VanEck Vectors Israel ETF	VanEck Israel ETF
VanEck Vectors Junior Gold Miners ETF	VanEck Junior Gold Miners ETF
VanEck Vectors Long/Flat Trend ETF	VanEck Long/Flat Trend ETF
VanEck Vectors Low Carbon Energy ETF	VanEck Low Carbon Energy ETF
VanEck Vectors Morningstar Durable Dividend ETF	VanEck Morningstar Durable Dividend ETF
VanEck Vectors Morningstar Global Wide Moat ETF	VanEck Morningstar Global Wide Moat ETF
VanEck Vectors Morningstar International Moat ETF	VanEck Morningstar International Moat ETF
VanEck Vectors Morningstar Wide Moat ETF	VanEck Morningstar Wide Moat ETF

VanEck Vectors Natural Resources ETF	VanEck Natural Resources ETF
VanEck Vectors Oil Refiners ETF	VanEck Oil Refiners ETF
VanEck Vectors Oil Services ETF	VanEck Oil Services ETF
VanEck Vectors Pharmaceutical ETF	VanEck Pharmaceutical ETF
VanEck Vectors Rare Earth/Strategic Metals ETF	VanEck Rare Earth/Strategic Metals ETF
VanEck Vectors Retail ETF	VanEck Retail ETF
VanEck Vectors Russia ETF	VanEck Russia ETF
VanEck Vectors Russia Small-Cap ETF	VanEck Russia Small-Cap ETF
VanEck Vectors Semiconductor ETF	VanEck Semiconductor ETF
VanEck Vectors Social Sentiment ETF	VanEck Social Sentiment ETF
VanEck Vectors Steel ETF	VanEck Steel ETF
VanEck Vectors Uranium+Nuclear Energy ETF	VanEck Uranium+Nuclear Energy ETF
VanEck Vectors Video Gaming and eSports ETF	VanEck Video Gaming and eSports ETF
VanEck Vectors Vietnam ETF	VanEck Vietnam ETF

In addition, effective after the close of trading on NYSE Arca, Inc. on September 17, 2021, plant-based meat and dairy alternative companies will be eligible for inclusion in the MVIS® Global Agribusiness Index.

Accordingly, the third sentence of the "Principal Investment Strategies" section of the Summary Prospectus and Prospectus for VANECK AGRIBUSINESS ETF is hereby deleted and replaced with the following:

To be initially eligible for the Agribusiness Index, companies must generate at least 50% of their revenues from agri-chemicals, animal health and fertilizers, seeds and traits, from farm/irrigation equipment and farm machinery, aquaculture and fishing, livestock, cultivation and plantations (including grain, oil palms, sugar cane, tobacco leafs, grapevines, etc.), plant-based meat and dairy alternative companies and trading of agricultural products.

The first sentence of the section entitled MVIS® Global Agribusiness Index in the Prospectus for VANECK AGRIBUSINESS ETF is hereby deleted and replaced with the following:

The Agribusiness Index is a rules based index intended to give investors a means of tracking the overall performance of the companies in the global agribusiness segment which includes: agri-chemicals, animal health and fertilizers, seeds and traits, from farm/irrigation equipment and farm machinery, aquaculture and fishing, livestock, cultivation and plantations (including grain, oil palms, sugar cane, tobacco leafs, grapevines etc.), plant-based meat and dairy alternative companies and trading of agricultural products.

Please retain this supplement for future reference.